Inventories (Schedule of Inventories) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Finished goods	¥ 367,332	¥ 393,820
Work in process	165,399	165,003
Raw materials	52,025	52,458
Inventories	¥ 584,756	¥ 611,281